Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMPREHENSIVE INCOME
Net (loss) income		$ (178,501)	$ (41,466)	$ 135,713
Other comprehensive income:
Gain (loss) associated with pensions, net of tax		2,851	(2,520)	5,078
Net (loss) gain on qualifying cash flow hedging instruments	[1]	(493)	6,493	5,010
Net (loss) gain on investments in available-for-sale securities		(44,359)	7,955	1,885
Other comprehensive (loss) income		(42,001)	11,928	11,973
Comprehensive (loss) income		(220,502)	(29,538)	147,686
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited		(239,660)	(31,193)	147,686
Non-controlling interests		19,158	1,655	0
Comprehensive (loss) income		(220,502)	(29,538)	147,686
Net gain (loss) on qualifying cash flow hedging instruments held by an affiliate		$ (900)	$ (200)	$ 900

[1]	Includes share of net loss of $0.9 million, net loss of $0.2 million and net gain of $0.9 million on qualifying cash flow hedging instruments held by an affiliate for the years ended December 31, 2015, 2014 and 2013, respectively. Refer to note 31.